Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Cash Flows - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 1,218,714	$ 3,475,961	$ 3,394,649
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries	(1,218,714)	(3,475,961)	(3,394,649)
Changes in operating assets and liabilities:
Due from subsidiaries	(1,569,000)
Other current liabilities	20,510	(1,000)
Net cash used in operating activities	(1,716,329)	(150)
CASH FLOW FROM INVESTING ACTIVITIES
Advance for potential land purchase	201,354	(4,201,354)
Advance for potential warehouse investment	(1,000,000)
Long-term investment	(3,900,000)
Net cash used in investing activities	(4,698,646)	(4,201,354)
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from IPO		10,080,231
Net cash provided in financing activities		10,080,231
EFFECT OF FOREIGN EXCHANGE		538,612
CHANGES IN CASH AND RESTRICTED CASH	(6,414,975)	6,417,339
CASH AND RESTRICTED CASH, beginning of year	6,417,339
CASH AND RESTRICTED CASH, end of year	$ 2,364	$ 6,417,339